OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
OTHER RECEIVABLES

NOTE 4. OTHER RECEIVABLES

Other receivables consisted of the following:

	As of December 31, 2021	As of December 31, 2020
Interest receivable	$750	$-
Others	54,990	105,149
Total	$55,740	$105,149

Interest receivable represents interest income earned on loans to third parties (See Note 5).